UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21419)

Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Hennessy Japan Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 91.75%
Consumer Discretionary - 24.64%
ASICS Corp.	142,300	$2,457,770	4.91%
Isuzu Motors, Ltd.	417,000	2,468,548	4.93%
Ryohin Keikaku Co., Ltd.	27,300	2,514,651	5.03%
Shimano, Inc.	27,800	2,476,636	4.95%
Toyota Motor Corp.	42,100	2,408,947	4.82%
		12,326,552	24.64%
Consumer Staples - 13.29%
Kao Corp.	79,300	2,513,958	5.03%
Pigeon Corp.	34,800	1,584,737	3.17%
Unicharm Corp.	46,900	2,548,050	5.09%
		6,646,745	13.29%
Financials - 7.34%
Mizuho Financial Group	621,200	1,316,523	2.63%
Sumitomo Mitsui Financial Group, Inc.	50,800	2,353,368	4.71%
		3,669,891	7.34%
Health Care - 10.68%
Mani, Inc.	9,900	376,800	0.76%
Rohto Pharmaceutical Co., Ltd.	152,800	2,451,606	4.90%
Terumo Corp.	54,100	2,512,266	5.02%
		5,340,672	10.68%
Industrials - 25.58%
Daikin Industries	21,200	1,216,028	2.43%
Itochu Corp.	52,500	641,407	1.28%
Komatsu, Ltd.	9,800	206,867	0.41%
Kubota Corp.	45,000	692,608	1.39%
Marubeni Corp.	83,000	579,028	1.16%
Misumi Group, Inc.	77,900	2,233,372	4.46%
Mitsubishi Corp.	130,800	2,404,906	4.81%
Nidec Corp.	23,900	2,659,020	5.32%
Sumitomo Corp.	173,600	2,163,113	4.32%
		12,796,349	25.58%
Information Technology - 5.01%
Keyence Corp.	6,100	2,504,737	5.01%
Materials - 5.21%
Fuji Seal International, Inc.	78,500	2,606,807	5.21%
TOTAL COMMON STOCKS (Cost $37,132,013)		45,891,753	91.75%

SHORT-TERM INVESTMENTS - 8.22%
Money Market Funds - 8.22%
Federated Government Obligations Fund - Class I
0.01% (a)	1,596,193	1,596,193	3.19%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	2,515,000	2,515,000	5.03%
TOTAL MONEY MARKET FUNDS (Cost $4,111,193)		4,111,193	8.22%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,111,193)		4,111,193	8.22%

Total Investments (Cost $41,243,206) - 99.97%		50,002,946	99.97%
Other Assets in Excess of Liabilities - 0.03%		16,170	0.03%
TOTAL NET ASSETS - 100.00%		$50,019,116	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$41,292,492
Gross unrealized appreciation	9,844,490
Gross unrealized depreciation	(1,134,036)
Net unrealized appreciation	$8,710,454

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$12,326,552	$-	$12,326,552
Consumer Staples	-	6,646,745	-	6,646,745
Financials	-	3,669,891	-	3,669,891
Health Care	-	5,340,672	-	5,340,672
Industrials	-	12,796,349	-	12,796,349
Information Technology	-	2,504,737	-	2,504,737
Materials	-	2,606,807	-	2,606,807
Total Common Stock	$-	$45,891,753	$-	$45,891,753

Short-Term Investments
Money Market Funds	$4,111,193	$-	$-	$4,111,193
Total Short-Term Investments	$4,111,193	$-	$-	$4,111,193

Total Investments	$4,111,193	$-	$-	$50,002,946

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized significant transfers between Levels 1 and 2.

Transfers between Level 1 and Level 2 relate to the use of a fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Hennessy Japan Small Cap Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.51%
Consumer Discretionary - 25.32%
Ahresty Corp.	35,000	$309,278	1.95%
Alpen Co., Ltd.	9,000	165,621	1.05%
Bic Camera, Inc.	585	340,856	2.15%
Doshisha Co., Ltd.	18,700	250,306	1.58%
Faltec Co., Ltd.	7,000	275,809	1.74%
Fujibo Holdings, Inc.	148,000	306,672	1.94%
Hagihara Industries, Inc.	8,800	117,785	0.74%
Haseko Corp.	44,500	331,240	2.09%
Komeri Co., Ltd.	7,400	175,296	1.11%
Nissei Build Kogyo Co., Ltd.	140,000	351,370	2.22%
Nojima Corp.	37,000	274,442	1.73%
Sankyo Seiko Co.	79,000	280,222	1.77%
Seiren Co., Ltd .	27,300	210,688	1.33%
SNT Corp.	54,900	213,845	1.35%
Starts Corp., Inc.	12,000	166,186	1.05%
T. Rad Co., Ltd.	90,000	241,416	1.52%
		4,011,032	25.32%
Consumer Staples - 2.00%
S Foods, Inc.	30,000	317,452	2.00%
Energy - 0.59%
Itochu Enex Co., Ltd. (a)	15,900	93,071	0.59%
Financials - 2.12%
The Tochigi Bank, Inc. (a)	86,000	335,210	2.12%
Industrials - 31.39%
Anest Iwata Corp.	55,000	345,699	2.18%
Central Glass Co., Ltd.	101,000	317,604	2.01%
Hanwa Co., Ltd.	55,000	283,532	1.79%
Japan Pulp & Paper Co., Ltd.	85,000	268,700	1.70%
Kato Works Co., Ltd.	30,000	176,795	1.12%
Kito Corp.	12,600	242,368	1.53%
Kitz Corp.	65,900	307,320	1.94%
Kondotec, Inc.	35,700	246,592	1.56%
Kyosan Electric Manufacturing Co., Ltd.	84,000	265,033	1.67%
Miyaji Engineering Group, Inc.	120,000	307,784	1.94%
Nittoku Engineering Co., Ltd.	33,100	289,030	1.82%
Okamura Corp.	44,000	365,578	2.31%
Prestige International, Inc.	23,700	228,717	1.44%
SBS Holdings, Inc.	20,000	337,164	2.13%
Shin Nippon Air Technologies Co., Ltd.	30,100	185,071	1.17%
Tatsuta Electric Wire and Cable Co,. Ltd.	26,600	157,507	0.99%
Teikoku Electric Manufacturing Co., Ltd.	7,200	189,798	1.20%
Tocalo Co., Ltd.	17,600	292,230	1.84%
Tomoe Engineering Co., Ltd.	10,600	165,552	1.05%
		4,972,074	31.39%
Information Technology - 21.98%
Aiphone Co., Ltd.	14,600	238,731	1.51%
Asahi Net, Inc.	40,000	201,557	1.27%
Elecom Co., Ltd.	24,100	347,300	2.19%
Hakuto Co., Ltd.	19,900	197,125	1.24%
Information Services International - Dentsu, Ltd.	29,800	320,414	2.02%
Iriso Electronics	4,500	206,164	1.30%
Macnica, Inc.	5,400	159,524	1.01%
Nichicon Corp.	23,200	197,360	1.25%
SIIX Corp.	13,900	194,444	1.23%
Sumida Corp.	64,400	320,647	2.02%
Towa Corp.	68,700	328,162	2.07%
Transcosmos, Inc.	10,000	209,056	1.32%
UT Holdings Co., Ltd.	35,400	189,391	1.20%
V-Cube, Inc.	2,300	113,908	0.72%
Yokowo Co., Ltd.	48,500	258,759	1.63%
		3,482,542	21.98%
Materials - 12.11%
Chuetsu Pulp & Paper Co., Ltd.	126,000	261,990	1.66%
Daiken Corp.	100,000	256,529	1.62%
Hakudo Co., Ltd.	18,000	167,626	1.06%
Harima Chemicals Group, Inc.	16,300	73,309	0.46%
JSP Corp.	19,600	288,881	1.82%
Konishi Co., Ltd.	6,000	113,065	0.71%
Riken Technos Corp.	31,000	186,063	1.18%
Tomoku Co., Ltd.	94,000	303,651	1.92%
Yushiro Chemical Industry Co., Ltd.	26,600	266,556	1.68%
		1,917,670	12.11%

TOTAL COMMON STOCKS (Cost $13,492,932)		15,129,051	95.51%

SHORT-TERM INVESTMENTS - 5.97%
Money Market Funds - 5.97%
Federated Government Obligations Fund - Class I
0.01% (a)	156,159	156,159	0.98%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	790,000	790,000	4.99%
TOTAL MONEY MARKET FUNDS (Cost $946,159)		946,159	5.97%
TOTAL SHORT-TERM INVESTMENTS (Cost $946,159)		946,159	5.97%

Total Investments (Cost $14,439,091) - 101.48%		16,075,210	101.48%
Liabilities in Excess of Other Assets - (1.48)%		(234,787)	(1.48)%
TOTAL NET ASSETS - 100.00%		$15,840,423	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$14,615,251
Gross unrealized appreciation	1,933,399
Gross unrealized depreciation	(473,440)
Net unrealized appreciation	$1,459,959

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$4,011,032	$-	$4,011,032
Consumer Staples	-	317,452	-	317,452
Energy	-	93,071	-	93,071
Financials	-	335,210	-	335,210
Industrials	-	4,972,074	-	4,972,074
Information Technology	-	3,482,542	-	3,482,542
Materials	-	1,917,670	-	1,917,670
Total Common Stock	$-	$15,129,051	$-	$15,129,051

Short-Term Investments
Money Market Funds	$946,159	$-	$-	$946,159
Total Short-Term Investments	$946,159	$-	$-	$946,159

Total Investments	$946,159	$-	$-	$16,075,210

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized significant transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of a fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy SPARX Funds Trust

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date           March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date           March 27, 2014

By (Signature and Title)*             /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date           March 27, 2014